Stock-based Compensation (Details 2) (Restricted Deferred Units (RSU) [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Deferred Units (RSU) [Member]
Summary of restricted unit plan activity
Restricted units granted, Momentive Holdings Units Granted	477,559
Restricted units granted, Weighted Average Grant Date Fair Value	$ 4.71
Restricted units vested, Momentive Holdings Common Units	(59,085)
Restricted units vested, Weighted Average Grant Date Fair Value	$ 4.85
Restricted units forfeited, Momentive Holdings Common Units	(4,874)
Restricted units forfeited, Weighted Average Grant Date Fair Value	$ 4.71
Nonvested at December 31, 2011, Momentive Holdings Common Units	413,600
Nonvested at December 31, 2010, Momentive Holdings Common Units
Nonvested at December 31, 2011, Weighted Average Grant Date Fair Value	$ 4.69
Nonvested at December 31, 2010, Weighted average grant date fair value